CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Previously Reported	Partners' Capital	Partners' Capital Previously Reported	Partners' Capital Number of Common Units	Partners' Capital Number of Common Units Previously Reported	Noncontrolling Interest	Noncontrolling Interest Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported
Partners' capital, beginning balance (in units) at Dec. 31, 2015					109,979,000
Partners' capital, beginning balance at Dec. 31, 2015	$ 2,020,751		$ 2,029,101				$ (8,350)		$ 0
PARTNERS’ CAPITAL:
Net income (loss)	111,082		113,249		$ 0		(2,167)		0
Cash distributions to partners, net	(310,039)		(310,039)		0		0		0
Cash contributions from noncontrolling interests	236		0		$ 0		236		0
Issuance of common units for cash, net (in units)					8,000,000
Issuance of common units for cash, net	298,020		298,020				0		0
Other comprehensive income (loss)	0
Partners' capital, ending balance (in units) at Dec. 31, 2016					117,979,000
Partners' capital, ending balance at Dec. 31, 2016	2,120,050		2,130,331				(10,281)		0
PARTNERS’ CAPITAL:
Net income (loss)	82,079		82,647		$ 0		(568)		0
Cash distributions to partners, net	(321,875)		(321,875)		0		0		0
Cash contributions from noncontrolling interests	2,770		0		$ 0		2,770		0
Issuance of common units for cash, net (in units)					4,600,000
Issuance of common units for cash, net	140,513		140,513				0		0
Other comprehensive income (loss)	(604)		0		$ 0		0		(604)
Distributions to preferred unitholders	$ (5,469)		(5,469)		0		0		0
Partners' capital, ending balance (in units) at Dec. 31, 2017	122,579,218					122,579,000
Partners' capital, ending balance at Dec. 31, 2017	$ 2,017,464	$ 2,017,464		$ 2,026,147				$ (8,079)		$ (604)
PARTNERS’ CAPITAL:
Net income (loss)	(11,792)		(6,075)		0		(5,717)		0
Cash distributions to partners, net	(257,416)		(257,416)		0		0		0
Cash contributions from noncontrolling interests	2,592		0		0		2,592		0
Other comprehensive income (loss)	1,543		0		0		0		1,543
Distributions to preferred unitholders	$ (68,307)		(68,307)		$ 0		0		0
Partners' capital, ending balance (in units) at Dec. 31, 2018	122,579,218				122,579,000
Partners' capital, ending balance at Dec. 31, 2018	$ 1,680,534		$ 1,690,799				$ (11,204)		$ 939
PARTNERS’ CAPITAL:
Accumulated distributions to preferred unitholders	$ (69,800)